EQUITY-ACCOUNTED INVESTMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of joint ventures [line items]
Carrying value	$ 721	$ 206	$ 197
Balance, beginning of year	206	197	273
Share of earnings from equity-accounted investments	2	0	10
Share of OCI: Revaluation of property, plant and equipment	54	7	96
Share of OCI: Other	2	1	0
Dividends received	(31)	(6)	(19)
Capital distributions, net	0	0	(144)
Foreign exchange translation	19	7	(19)
Balance, end of year	$ 721	206	197
First hydro
Disclosure of joint ventures [line items]
Name of joint venture	FHH (Guernsey) Limited
Ownership interest	25.00%
Carrying value	$ 245	0
Balance, beginning of year	0
Balance, end of year	245	0
European Storage
Disclosure of joint ventures [line items]
Acquisition	$ 248	0	0
TerraForm Power
Disclosure of joint ventures [line items]
Name of joint venture	TerraForm Power Inc.(1)
Ownership interest	16.00%
Carrying value	$ 0	0
Balance, beginning of year	0
Acquisition	221	0	$ 0
Balance, end of year	$ 212	0
Bear Swamp Power Co LLC
Disclosure of joint ventures [line items]
Name of joint venture	Bear Swamp Power Co. L.L.C.
Ownership interest	50.00%
Carrying value	$ 173	114
Balance, beginning of year	114
Balance, end of year	$ 173	114
Galera Centrais Eletricas SA
Disclosure of joint ventures [line items]
Ownership interest	50.00%
Carrying value	$ 28	29
Balance, beginning of year	29
Balance, end of year	$ 28	29
Pingston Power Inc
Disclosure of joint ventures [line items]
Ownership interest	50.00%
Carrying value	$ 57	58
Balance, beginning of year	58
Balance, end of year	$ 57	58
Brookfield Infrastructure Fund II Investees
Disclosure of joint ventures [line items]
Principal place of business	United States, Europe
Carrying value	$ 6	5
Balance, beginning of year	5
Balance, end of year	$ 6	$ 5
Brookfield Infrastructure Fund II Investees | Bottom of range
Disclosure of joint ventures [line items]
Ownership interest	14.00%
Brookfield Infrastructure Fund II Investees | Top of range
Disclosure of joint ventures [line items]
Ownership interest	50.00%